CONTINGENT CONSIDERATION PAYABLE (Tables)	12 Months Ended
Mar. 31, 2023
Business Combination [Abstract]
Changes in carrying value of contingent consideration

$
Balance as at March 31, 2021	3,201
Milestone achieved	(4,251)
Change in fair value	3,380
Accretion expense	316
Balance as at March 31, 2022	2,646
Milestone achieved	(2,988)
Change in fair value	329
Accretion expense	13
Balance as at March 31, 2023	—